Share-based compensation - Summary of Stock Option Activity and Related Information (Parenthetical) (Detail) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Cash received for options exercised	$ 68	$ 105
Weighted average share price at the date of exercise	$ 100.20	$ 103.15